Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Abstract]
Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs
	As of	As of
	December 31,	December 31,
	2022	2021
	USD	USD
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,936,430	1,477,065
Accounts receivable, net	17,625,183	216,572
Prepayments	5,687,920	575,913
Other receivables	2,776,885	1,350,331
Loans receivable	1,721,594	3,410,833
Amount due from related parties	877,598	-
Total current assets	32,625,610	7,030,714

NON-CURRENT ASSET
Property and equipment, net	7,737,384	9,980,931
Deferred tax assets	15,175	10
Deposits	2,345,084	595,149
Total non-current asset	10,097,643	10,576,090
Total assets	$42,723,253	$17,606,804

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term bank borrowings	$3,825,617	$1,647,679
Accounts and notes payable	6,509,409	803,784
Other payables and accrued liabilities	4,194,169	1,631,610
Amount due to related parties	5,958,665	-
Tax payable	4,174,642	1,859,485
Current portion of capital lease and financing obligations	704,504	-
Total current liabilities	25,367,006	5,942,558

NON-CURRENT LIABILITIES
Long-term portion of capital lease and financing obligations	1,158,642	2,351,104
Total non-current liabilities	1,158,642	2,351,104
Total liabilities	26,525,648	8,293,662

SHAREHOLDERS’ EQUITY
Ordinary shares	1,454,440	1,454,440
Additional paid-in capital	1,992,881	383,721
Statutory reserves	536,962	468,522
Other reserves	12,349,552	325,456
Retained earnings	-	6,236,232
Accumulated other comprehensive (loss) income	(136,230)	444,771
Total shareholders’ equity	16,197,605	9,313,142
Total liabilities and shareholders’ equity	$42,723,253	$17,606,804

	For the Years Ended December 31,
	2022	2021
Revenues	$77,611,882	$-
Net income	$2,487,522	$-

	For the Years Ended December 31,
	2022	2021
Net cash flows from operating activities	$(1,435,387)	$-
Net cash flows from investing activities	$778,705	$-
Net cash flows from financing activities	$779,811	$-